16. PRO FORMA BALANCE SHEET (UNAUDITED)	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
16. PRO FORMA BALANCE SHEET (UNAUDITED)

Management has presented unaudited pro forma balance sheet information as if the subsequent event discussed below had occurred on March 31, 2015. Such pro forma information is subject to future adjustment as management determines the final accounting for such transaction.

June 2015 Financing

In June 2015, we sold units (the “Units”), comprised of common stock and warrants, in exchange for net proceeds of $5,591,988, to certain accredited investors, including three institutional investors (collectively the “Purchasers”) at a price of $6.30 per Unit (the “Agreement”). Each Unit consists of one share of common stock and .75 of a five-year warrant to purchase one share of common stock at an exercise price of $6.30 per share. We issued 952,383 shares of common stock and warrants to purchase 714,285 shares of common stock

Roth Capital Partners served as placement agent for the transaction and will receive 32,371 warrants for its services as well as a cash commission of $285,512 and $75,000 for its legal expenses in the transaction. We intend to use the proceeds to fund the clinical advancement of the Aethlon Hemopurifier and for general corporate purposes.

As part of the terms of the Agreement, we entered into a Registration Rights Agreement with the Purchasers pursuant to which we agreed to file a registration statement to register for resale the shares of common stock issued, as well as the shares of common stock underlying the warrants, within 30 calendar days following the closing of the transaction. Subject to certain exceptions, in the event the registration statement does not become effective within certain time periods set forth in the Registration Rights Agreement, we would be required to pay the Purchasers an amount in cash equal to two percent (2.0%) of the aggregate purchase price of the Units every month until such time as the registration statement becomes effective or the shares of common stock (and shares of common stock underlying the Warrants) sold may be sold by the Purchasers pursuant to Rule 144 without any restrictions or limitations.

In connection with the transaction, Mr. James Joyce, our Chief Executive Officer, Mr. James Frakes, our Chief Financial Officer and Dr. Chetan Shah, a director of the Company, each agreed to waive their right to exercise certain stock options and warrants held by them representing the right to acquire 402,318 shares of common stock in the aggregate (the “Waivers”). The Waivers were required in order to make a sufficient number of shares of common stock available for issuance and expire when we amend our Articles of Incorporation to increase sufficiently the number of authorized shares of common stock available for issuance.

Pro Forma References

The unaudited pro forma balance sheet information as of March 31, 2015 assumes (1) the addition to our cash of $5,591,988 in net proceeds from the June 2015 financing, (2) the issuance of 952,383 shares of our common stock to the Purchasers in the transaction which increases the common stock on our balance sheet by $952, and (3) an increase in our additional paid in capital of $5,591,036.

The following unaudited pro forma information has been prepared as though the subsequent event transaction had occurred on March 31, 2015. The pro forma references refer to the above paragraph.

	Aethlon Medical, Inc. Consolidated			Pro Forma Consolidated
	Balance Sheet	Pro Forma Adjustments		Balance Sheet
	March 31, 2015	Amount	Reference	March 31, 2015

ASSETS

CURRENT ASSETS
Cash	$855,596	$5,591,988	(1)	$6,447,584
Accounts receivable	193,341	–		193,341
Deferred financing costs	82,324	–		82,324
Prepaid expenses	73,135	–		73,135

TOTAL CURRENT ASSETS	1,204,396	5,591,988	(1)	6,796,384

NON-CURRENT ASSETS
Property and equipment, net	56,091	–		56,091
Patents, net	103,325	–		103,325
Deposits	16,776	–		16,776

TOTAL NONCURRENT ASSETS	176,192	–		176,192

TOTAL ASSETS	$1,380,588	$5,591,988	(1)	$6,972,576

LIABILITIES AND DEFICIT

CURRENT LIABILITIES
Accounts payable	$342,133	$–		$342,133
Due to related parties	146,112			146,112
Other current liabilities	85,731	–		85,731

TOTAL CURRENT LIABILITIES	573,976	–		573,976

NONCURRENT LIABILITIES
Convertible notes payable, non-current portion	155,229	–		155,229
TOTAL NONCURRENT LIABILITIES	155,229	–		155,229

TOTAL LIABILITIES	729,205	–		729,205

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS' EQUITY

Common stock	6,657	952	(2)	7,609
Additional paid in capital	82,238,507	5,591,036	(3)	87,829,543
Accumulated deficit	(81,629,714)	–	-	(81,629,714)

TOTAL AETHLON MEDICAL, INC. STOCKHOLDERS' EQUITY	615,450	5,591,988	(2) (3)	6,207,438

Noncontrolling interests	35,933	–		35,933

TOTAL EQUITY	651,383	5,591,988	(2) (3)	6,243,371

TOTAL LIABILITIES AND EQUITY	$1,380,588	$5,591,988	(2) (3)	$6,972,576